Wahed FTSE USA Shariah ETF
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Automobiles and Parts - 2.8%
Aptiv PLC (a)	5,565	$ 249,089
Genuine Parts Co.	3,449	467,926
Tesla, Inc. (a)	69,924	25,728,536
		26,445,551

Basic Resources - 0.8%
Fastenal Co.	27,493	1,355,680
International Paper Co.	13,120	497,642
Newmont Corp.	25,548	3,220,581
Nucor Corp.	5,275	1,316,851
Southern Copper Corp.	2,385	498,254
Steel Dynamics, Inc.	3,225	750,199
		7,639,207

Chemicals - 0.8%
Ecolab, Inc.	5,935	1,680,792
International Flavors & Fragrances, Inc.	6,620	571,505
Linde PLC	11,037	5,403,494
LyondellBasell Industries NV - Class A	6,845	445,473
		8,101,264

Construction and Materials - 1.0%
Carrier Global Corp.	18,688	1,088,015
Comfort Systems USA, Inc.	844	1,304,503
CRH PLC	15,999	1,508,546
Martin Marietta Materials, Inc.	1,483	769,232
Quanta Services, Inc.	3,569	2,166,704
Trane Technologies PLC	5,287	2,349,543
Vulcan Materials Co.	3,099	835,429
		10,021,972

Consumer Products and Services - 1.3%
DR Horton, Inc.	6,014	869,384
eBay, Inc.	10,636	1,101,464
Estee Lauder Cos., Inc. - Class A	5,905	604,082
Garmin Ltd.	3,930	1,116,552
Lennar Corp. - Class A	5,205	437,793
Lennar Corp. - Class B	215	17,686
Lululemon Athletica, Inc. (a)	2,606	313,398
NIKE, Inc. - Class B	28,249	1,103,406
NVR, Inc. (a)	62	391,544
PulteGroup, Inc.	4,724	596,736
ROBLOX Corp. - Class A (a)	15,512	640,490
Rollins, Inc.	7,883	284,340
Take-Two Interactive Software, Inc. (a)	4,485	985,354
Uber Technologies, Inc. (a)	46,894	3,547,531
		12,009,760

Energy - 4.7%
Baker Hughes Co.	23,762	1,510,075
Chevron Corp.	44,409	9,154,471
ConocoPhillips	29,191	3,867,516

Devon Energy Corp.	26,977	1,308,654
EOG Resources, Inc.	12,815	1,857,662
Expand Energy Corp.	5,873	576,494
ExxonMobil Holdings Corp.	99,616	16,033,195
First Solar, Inc. (a)	2,432	491,021
Halliburton Co.	19,940	734,789
Occidental Petroleum Corp.	17,356	1,044,484
Phillips 66	9,595	2,365,935
SLB Ltd.	35,786	2,150,739
Texas Pacific Land Corp.	1,480	554,023
Valero Energy Corp.	7,079	2,540,795
		44,189,853

Food, Beverage and Tobacco - 1.7%
Archer-Daniels-Midland Co.	11,480	933,209
Coca-Cola Co.	93,032	8,249,148
Corteva, Inc.	16,083	1,361,104
Hershey Co.	3,497	616,207
Keurig Dr Pepper, Inc.	31,015	988,138
McCormick & Co., Inc.	6,542	354,707
Mondelez International, Inc. - Class A	30,729	1,907,349
Monster Beverage Corp. (a)	33,558	1,540,983
		15,950,845

Health Care - 9.5%
Abbott Laboratories	41,476	4,577,291
Agilent Technologies, Inc.	6,760	1,038,066
Biogen, Inc. (a)	3,717	805,288
Boston Scientific Corp. (a)	35,492	1,714,264
Cooper Cos., Inc. (a)	5,060	354,655
Danaher Corp.	15,126	3,230,309
Edwards Lifesciences Corp. (a)	13,643	1,238,102
Eli Lilly & Co.	18,964	21,936,228
GE HealthCare Technologies, Inc.	10,868	774,128
Gilead Sciences, Inc.	29,737	4,351,713
IDEXX Laboratories, Inc. (a)	1,890	1,052,144
Illumina, Inc. (a)	3,633	776,118
Insulet Corp. (a)	1,780	264,615
Intuitive Surgical, Inc. (a)	8,437	3,179,568
Johnson & Johnson	57,675	15,332,899
Labcorp Holdings, Inc.	2,137	710,894
Medline, Inc. - Class A (a)	11,799	413,319
Medtronic PLC	30,703	2,783,227
Merck & Co., Inc.	59,216	8,749,756
Pfizer, Inc.	136,297	3,879,013
Quest Diagnostics, Inc.	2,643	635,113
Regeneron Pharmaceuticals, Inc.	2,417	1,931,376
ResMed, Inc.	3,475	834,347
STERIS PLC	2,523	586,951
Stryker Corp.	8,274	2,679,121
Vertex Pharmaceuticals, Inc. (a)	6,083	3,312,315
Waters Corp. (a)	2,351	974,795
West Pharmaceutical Services, Inc.	1,784	608,540
Zimmer Biomet Holdings, Inc.	5,012	501,400
		89,225,555

Industrial Goods and Services - 3.8%
3M Co.	12,499	2,147,703
Axon Enterprise, Inc. (a)	1,847	1,046,436

Cintas Corp.	8,160	1,646,606
Cummins, Inc.	3,304	1,864,778
Dover Corp.	3,381	656,692
Dow, Inc.	17,246	526,348
DuPont de Nemours, Inc.	3,507	472,052
Emerson Electric Co.	13,445	2,049,556
Expeditors International of Washington, Inc.	3,428	650,120
FedEx Corp.	5,240	1,715,576
Fedex Freight Holding Co., Inc. (a)	2,806	375,274
Ferguson Enterprises, Inc.	4,577	1,027,582
Fortive Corp.	7,812	459,658
GE Vernova, Inc.	6,330	5,687,695
Hubbell, Inc.	1,284	581,652
IDEX Corp.	1,865	426,414
Ingersoll Rand, Inc.	9,368	721,804
Jacobs Solutions, Inc.	3,056	455,497
JB Hunt Transport Services, Inc.	1,958	519,790
Johnson Controls International PLC	14,652	2,025,493
Old Dominion Freight Line, Inc.	4,465	892,821
Packaging Corp. of America	2,217	518,645
Pentair PLC	4,118	248,974
PPG Industries, Inc.	5,338	598,763
Rockwell Automation, Inc.	2,688	1,140,868
Smurfit Westrock PLC	13,281	622,879
Snap-on, Inc.	1,287	497,181
Trimble, Inc. (a)	6,091	365,095
United Parcel Service, Inc. - Class B	17,876	1,863,215
Veralto Corp.	6,250	616,063
Versigent PLC (a)	1,799	85,273
Westinghouse Air Brake Technologies Corp.	4,035	1,153,728
WW Grainger, Inc.	1,041	1,363,179
Xylem, Inc.	6,084	669,909
		35,693,319

Media - 0.2%
Liberty Media Corp.-Liberty Formula One - Class A (a)	590	54,316
Liberty Media Corp.-Liberty Formula One - Class C (a)	5,444	544,128
News Corp. - Class A	9,678	297,211
News Corp. - Class B	3,169	109,045
Omnicom Group, Inc.	6,776	593,103
		1,597,803

Personal Care, Drug and Grocery Stores - 1.5%
Cardinal Health, Inc.	5,601	1,314,107
Cencora, Inc.	4,467	1,445,521
Church & Dwight Co., Inc.	5,665	565,254
Kenvue, Inc.	45,377	856,718
McKesson Corp.	2,933	2,596,643
Procter & Gamble Co.	55,818	8,100,308
		14,878,551

Real Estate - 0.1%
CBRE Group, Inc. - Class A (a)	6,987	1,018,774
CoStar Group, Inc. (a)	10,798	346,292
		1,365,066

Retail - 1.0%
Burlington Stores, Inc. (a)	1,552	403,148

Carvana Co. (a)	16,466	1,209,592
Dollar Tree, Inc. (a)	4,670	591,175
Ross Stores, Inc.	7,560	1,727,762
TJX Cos., Inc.	26,479	3,545,803
Tractor Supply Co.	13,392	467,381
Ulta Beauty, Inc. (a)	1,126	604,775
Williams-Sonoma, Inc.	2,970	677,902
		9,227,538

Technology - 67.8% (b)
Adobe, Inc. (a)	9,669	2,830,987
Advanced Micro Devices, Inc. (a)	38,932	18,326,071
Alphabet, Inc. - Class A	139,476	47,331,181
Alphabet, Inc. - Class C	113,811	38,173,348
Analog Devices, Inc.	11,683	4,230,882
Apple, Inc.	346,081	109,655,765
Applied Materials, Inc.	18,974	8,697,492
Atlassian Corp. - Class A (a)	4,568	886,969
Autodesk, Inc. (a)	5,051	1,305,835
Broadcom, Inc.	111,357	41,239,951
Cadence Design Systems, Inc. (a)	6,598	2,235,270
CDW Corp.	3,303	500,669
Coherent Corp. (a)	4,210	1,169,664
Corning, Inc.	18,357	2,730,237
Dell Technologies, Inc. - Class C	7,200	3,283,272
Docusign, Inc. (a)	5,043	334,200
F5, Inc. (a)	1,433	583,417
Flex Ltd. (a)	8,762	957,248
Gartner, Inc. (a)	1,843	365,117
GLOBALFOUNDRIES, Inc.	2,980	133,176
GoDaddy, Inc. - Class A (a)	3,430	335,728
Hewlett Packard Enterprise Co.	31,695	1,655,747
HP, Inc.	21,874	656,657
Intel Corp. (a)	104,967	9,395,596
KLA Corp.	30,901	5,421,580
Lam Research Corp.	29,914	9,018,772
Marvell Technology, Inc.	20,879	4,419,249
Meta Platforms, Inc. - Class A	52,616	30,114,241
Micron Technology, Inc.	26,979	25,865,577
Microsoft Corp.	177,835	90,213,917
Monolithic Power Systems, Inc.	1,153	1,461,739
NetApp, Inc.	4,709	872,531
NVIDIA Corp.	547,544	120,886,764
NXP Semiconductors NV	6,064	1,362,217
Okta, Inc. (a)	4,222	730,575
ON Semiconductor Corp. (a)	9,727	720,673
Palo Alto Networks, Inc. (a)	19,302	7,375,873
Pinterest, Inc. - Class A (a)	13,025	282,773
PTC, Inc. (a)	3,100	482,794
Qnity Electronics, Inc.	4,796	572,786
QUALCOMM, Inc.	25,252	4,304,961
Roper Technologies, Inc.	2,445	1,038,245
Salesforce, Inc.	19,024	4,899,441
Sandisk Corp. (a)	3,480	5,452,116
Seagate Technology Holdings PLC	5,226	4,329,114
ServiceNow, Inc. (a)	24,565	3,635,374
Strategy, Inc. (a)	7,833	1,041,319
Super Micro Computer, Inc. (a)	13,532	504,473
Synopsys, Inc. (a)	4,457	1,959,253

TE Connectivity PLC	6,989		1,434,492
Teradyne, Inc.	3,711		1,298,219
Texas Instruments, Inc.	21,764		5,678,445
Twilio, Inc. - Class A (a)	3,536		833,188
Tyler Technologies, Inc. (a)	1,144		425,820
Vertiv Holdings Co. - Class A	8,353		2,161,088
Western Digital Corp.	7,466		3,363,806
Workday, Inc. - Class A (a)	4,917		970,862
			640,146,756

Telecommunications - 1.7%
AT&T, Inc.	162,160		4,198,322
Ciena Corp. (a)	3,366		1,288,505
Cisco Systems, Inc.	94,570		10,449,039
Ubiquiti, Inc.	96		56,642
			15,992,508

Travel and Leisure - 0.1%
Delta Air Lines, Inc.	4,130		322,140
Southwest Airlines Co.	3,068		118,210
United Airlines Holdings, Inc. (a)	2,051		221,488
			661,838

Utilities - 0.2%
Atmos Energy Corp.	4,178		694,091
Sempra	15,650		1,278,605
			1,972,696
TOTAL COMMON STOCKS (Cost $620,463,316)			935,120,082

REAL ESTATE INVESTMENT TRUSTS - 0.7%	Shares		Value
Real Estate - 0.7%
Digital Realty Trust, Inc.	8,368		1,553,017
Sun Communities, Inc.	3,234		392,672
Welltower, Inc.	16,922		3,997,653
Weyerhaeuser Co.	18,736		437,861
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,170,536)			6,381,203

RIGHTS - 0.0% (c)	Shares		Value
Financial Services - 0.0% (c)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00 (a)(d)	5,608		0
TOTAL RIGHTS (Cost $0)			0

TOTAL INVESTMENTS - 99.7% (Cost $624,633,852)			941,501,285
Other Assets in Excess of Liabilities - 0.3%		0.00319	3,008,749
TOTAL NET ASSETS - 100.0%			$ 944,510,034

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2026.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Wahed FTSE USA Shariah ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 935,120,082	$ –	$ –	$ 935,120,082
Real Estate Investment Trusts	6,381,203	–	–	6,381,203
Rights	–	–	0(a)	0(a)
Total Investments	$ 941,501,285	$ –	$ 0(a)	$ 941,501,285

(a)Amount is less than $0.50. The security classified as Level 3 is deemed immaterial.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.